UPDATING SUMMARY PROSPECTUS

April 27, 2026

PERSPECTIVE II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Updating Summary Prospectus summarizes certain key features of your Perspective II® Flexible Premium Variable and Fixed Deferred Annuity (Contracts offered for sale on and after June 24, 2019) contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-4.html. To request a free paper or email copy of this information, please call 1-800-599-5651 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	11
APPENDIX A (INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

DEFINITIONS

Completed Year - the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson of NY, JNLNY, we, our, or us – Jackson National Life Insurance Company of New York. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint Owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – JNLNY Separate Account I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

General Product Changes

Effective March 2, 2026, the current charges for expedited delivery applicable to your Contract have increased. The new fees for these services are as follows:

1.Between Monday and Friday, the current Expedited Delivery Charge is $23.
2.On Saturday, the current Expedited Delivery Charge is $38.

Benefit-Related Changes

Add-On Benefit Changes

Effective July 21, 2025, the following changes were made to the add-on benefits under the Contract:

1.The current annual charges for add-on benefits when elected at issue changes were as follows. Please note, these charge changes impact only new elections of the impacted benefit on or after July 21, 2025:

From:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.53%	GWB
	Core: 1.23%
	Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.53%
	Value: 0.84%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.69%
Flex Net GMWB (Joint)	Core: 1.62%	GWB
	Value: 0.96%
MarketGuard Stretch	1.11%	GMWB Charge Base
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.51%	GMWB Death Benefit
	With Flex Core: 0.51%

To:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.14%	GWB
Core: 1.23%
Value: 0.45%
Flex GMWB (Joint)	Plus: 1.26%	GWB
Core: 1.35%
Value: 0.57%
Flex Net GMWB (Single)	Core: 1.38%	GWB
Value: 0.60%

Add-on Benefit Name	Current Annual Charge	Charge Basis
Flex Net GMWB (Joint)	Core: 1.50%	GWB
	Value: 0.72%
MarketGuard Stretch	1.11%	GMWB Charge Base
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.51%	GMWB Death Benefit
	With Flex Core: 0.51%

2. The Flex GMWB (Single and Joint) changes are as follows. Please note, these changes impact only new elections of Flex GMWB (Joint) on or after July 21, 2025:

From:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

To:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

From:

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

To:

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.35%
	70-74	4.30%	70-74	5.00%	70-74	4.95%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

2. The Flex Net GMWB (Single and Joint) changes are as follows. Please note, these changes impact only new elections of Flex Net GMWB (Joint) on or after July 21, 2025:

From:

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%
	70-74	4.80%	70-74	6.00%
	75-79	5.20%	75-79	6.50%
	80-84	5.70%	80-84	7.10%
	85-89	6.30%	85-89	7.85%
	90-94	7.10%	90-94	8.80%
	95+	8.10%	95+	10.05%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

To:

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%
	70-74	4.80%	70-74	6.00%
	75-79	5.20%	75-79	6.50%
	80-84	5.70%	80-84	7.10%
	85-89	6.30%	85-89	7.85%
	90-94	7.10%	90-94	8.80%
	95+	8.10%	95+	10.05%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

Effective April 27, 2026, the following change was made to to the Contract:

1.The maximum annual fee for a single add-on benefit increased from 1.53% to 1.74%.
2.The current annual charges for add-on benefits are changed as follows:

From:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.14%	GWB
Core: 1.23%
Value: 0.45%
Flex GMWB (Joint)	Plus: 1.26%	GWB
Core: 1.35%
Value: 0.57%
Flex Net GMWB (Single)	Core: 1.38%	GWB
Value: 0.60%

Flex Net GMWB (Joint)	Core: 1.50%	GWB
	Value: 0.72%
MarketGuard Stretch	1.11%	GMWB Charge Base
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.51%	GMWB Death Benefit
	With Flex Core: 0.51%

To:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.56%	GWB
	Core: 1.23%
	Value: 0.45%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.59%
	Value: 0.57%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.60%
Flex Net GMWB (Joint)	Core: 1.74%	GWB
	Value: 0.72%
MarketGuard Stretch	1.11%	GMWB Charge Base
Highest Anniversary Value GMDB	0.25%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.51%	GMWB Death Benefit
	With Flex Core: 0.51%

3.The current GAWA% for Flex GMWB (Single) and (Joint) add-on benefits are changed as follows:

From:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

To:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%	60-64	4.25%
	65-69	4.25%	65-69	5.35%	65-69	5.60%
	70-74	4.80%	70-74	6.00%	70-74	6.10%
	75-79	5.20%	75-79	6.50%	75-79	6.60%
	80-84	5.70%	80-84	7.10%	80-84	7.25%
	85-89	6.30%	85-89	7.85%	85-89	8.05%
	90-94	7.10%	90-94	8.80%	90-94	9.05%
	95+	8.10%	95+	10.05%	95+	10.40%

From:

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.35%
	70-74	4.30%	70-74	5.00%	70-74	4.95%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

To:

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Quarterly Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	4.00%
	65-69	4.00%	65-69	4.85%	65-69	5.10%
	70-74	4.30%	70-74	5.20%	70-74	5.50%
	75-79	4.65%	75-79	5.65%	75-79	5.95%
	80-84	5.10%	80-84	6.20%	80-84	6.50%
	85-89	5.65%	85-89	6.85%	85-89	7.15%
	90-94	6.35%	90-94	7.70%	90-94	8.05%
	95+	7.25%	95+	8.80%	95+	9.20%

4.The current GAWA% for Flex Net GMWB (Joint) add-on benefit are changed as follows:

From:

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

To:

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.85%
	70-74	4.30%	70-74	5.20%
	75-79	4.65%	75-79	5.65%
	80-84	5.10%	80-84	6.20%
	85-89	5.65%	85-89	6.85%
	90-94	6.35%	90-94	7.70%
	95+	7.25%	95+	8.80%

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 7.0% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. The withdrawal charge then declines by 1% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.

In addition, if all or a portion of Contract Value is removed from a Fixed Account Option before the end of the Fixed Account Option term, we will apply a Market Value Adjustment, which may be negative. The Market Value Adjustment applies to partial or total withdrawals, transfers, or annuitizations from a Fixed Account Option prior to the end of the specified Fixed Account Option term. You could lose up to 100% of any credited interest due to this Market Value Adjustment. However, a negative Market Value Adjustment will never cause you to lose any of your original investment. For example, if you allocate $100,000 to a 3-year Fixed Account Option, and earn 2.5% interest annually, after one year your investment has grown to $102,500. If you then withdraw the entire amount after only one year, you could lose up to $2,500 of your credited interest. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
				Charges- Transaction Expenses: Withdrawal Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges and contract adjustments, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
				Charges- Transaction Expenses
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees, expenses, and contract adjustments that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
				Charges- Add-On Benefit Expenses, Add-On Death Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	1.41%	1.41%	Charges- Annual Contract Expenses: Core Contract Charge
	2. Fund fees and expenses[2]	0.52%	2.38%	Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of daily average Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-4.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	Rate Sheet Prospectus Supplement

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.		Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts removed from a Fixed Account Option prior to the end of a Fixed Account Option term may also result in a negative Market Value Adjustment. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks. Early withdrawals from a Fixed Account Option may be subject to a Market Value Adjustment. You should review the investment options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson of NY. More information about Jackson of NY is available upon request by visiting our website at www.jackson.com or by calling 1-800-599-5651.
Principal Risks

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $10,000 for a non-qualified plan Contract, or $5,000 for a qualified plan Contract.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.

Investment Restrictions
•Jackson of NY may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
•The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on investment options that apply through their broker-dealer.
Purchases Principal Risks Appendix J: Financial Intermediary Variations
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. Add-on benefit’s availability may vary by date of purchase. We may modify or discontinue an add-on benefit at any time.The availability of Contract benefits may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. You should discuss with your financial professional any limitations or restrictions on Contract benefits that apply through their broker-dealer.
Benefits Available Under the Contracts Appendix J: Financial Intermediary Variations
TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The availability of investment options may vary depending on the broker-dealer or financial intermediary through which the Contract is sold. See: Appendix J: Financial Intermediary Variations in the prospectus for more information. You can find the prospectus online at www.jackson.com/product-literature-4.html.

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-599-5651 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.90%[2]	15.48%	8.58%	9.14%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.82%[2]	6.77%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%[2]	19.86%	8.63%	N/A
International/ Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.05%[2]	21.20%	7.84%	11.82%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.89%[2]	19.87%	13.03%	17.58%
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	17.64%	13.48%	13.48%
International/ Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.11%[2]	26.25%	3.00%	6.58%
International/ Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.26%[2]	27.74%	4.86%	8.80%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	16.75%	13.43%	11.95%
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC	2.30%[2]	9.53%	4.22%	4.14%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC	1.22%	24.27%	1.67%	5.73%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc.; FIAM LLC)	0.95%	3.83%	4.67%	4.29%
Allocation	JNL Multi-Manager Global Small Cap Fund
		1.16%	14.20%	0.15%	6.89%
International/ Global Equity	JNL Multi-Manager International Equity Fund
	(Causeway Capital Management LLC; Lazard Asset Management LLC; WCM Investment Management, LLC; William Blair Investment Management, LLC)	0.97%	23.50%	1.90%	5.17%
International/ Global Equity	JNL Multi-Manager International Small Cap Fund[4]
	(Causeway Capital Management LLC; FIAM LLC (Sub-Sub-Adviser: FMR Investment Management (UK) Limited); WCM Investment Management, LLC)	1.20%	25.49%	5.35%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; River Road Asset Management, LLC; Victory Capital Management Inc.)	1.06%	1.83%	4.90%	N/A
U.S. Equity	JNL Multi-Manager Select Equity Fund
	(GQG Partners, LLC; River Road Asset Management, LLC; WCM Investment Management, LLC)	0.99%[2]	16.02%	N/A	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management, LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; WCM Investment Management, LLC)	0.98%	3.56%	-1.29%	9.41%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; WCM Investment Management, LLC	1.07%	2.69%	8.00%	8.59%
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	12.18%	4.18%	5.44%
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.83%	14.60%	5.90%	7.22%
Allocation	JNL Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.85%	16.64%	7.58%	8.76%
Allocation	JNL/American Funds Moderate Allocation Fund
		0.97%	13.14%	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.98%	16.29%	5.73%	8.10%
Allocation	JNL/American Funds Growth Allocation Fund
		0.99%	18.49%	7.52%	10.07%
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Advisers: BlackRock International Limited and BlackRock (Singapore) Limited)	1.06%	18.76%	6.07%	7.47%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Alternative	JNL/BlackRock Global Natural Resources Fund[4]
	(BlackRock International Limited)	1.00%	29.78%	13.60%	8.69%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.83%[2]	11.41%	10.41%	15.18%
International/ Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.96%	43.10%	14.12%	9.96%
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund[4]
	(Cohen & Steers Capital Management, Inc.)	1.04%	2.79%	4.73%	N/A
International/ Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.91%	35.29%	9.74%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.80%	15.09%	12.66%	13.16%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.99%	7.01%	8.45%	9.52%
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.18%	0.07%	2.05%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	1.08%	8.52%	1.66%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.99%	8.98%	8.23%	12.17%
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.83%	7.59%	0.09%	1.65%
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund
	(FIAM LLC; J.P. Morgan Investment Management Inc.)	0.94%	9.05%	10.46%	N/A
Fixed Income	JNL/Fidelity Institutional AM® Total Bond Fund
	(FIAM LLC)	0.76%	7.49%	0.06%	2.09%
Alternative	JNL/First Sentier Global Infrastructure Fund[4]
	(First Sentier Investors (Australia) IM Ltd)	1.16%	17.55%	6.72%	6.96%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.92%	12.00%	7.17%	7.11%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P.)	0.70%	16.69%	13.95%	11.59%
International/ Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.34%	10.25%	2.64%	N/A
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	1.02%	6.17%	-0.73%	9.05%
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.96%	7.04%	8.58%	N/A
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	8.08%	4.23%	12.15%
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.99%	8.83%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.69%	6.61%	-0.59%	1.45%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.89%	13.86%	11.97%	9.01%
International/ Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.99%	17.45%	8.85%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.80%	5.84%	2.25%	N/A
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/ Global Equity	JNL/Mellon Emerging Markets Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.75%[2]	30.92%	3.38%	7.55%
International/ Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Nasdaq® 100 Index Fund
	(Mellon Investments Corporation)	0.63%	20.28%	14.58%	19.09%
U.S. Equity	JNL/Mellon S&P 500 Index Fund
	(Mellon Investments Corporation)	0.52%	17.28%	13.86%	14.24%
U.S. Equity	JNL/Mellon S&P 400 MidCap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	6.90%	8.53%	10.13%
U.S. Equity	JNL/Mellon Small Cap Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	5.57%	6.74%	9.27%
International/ Global Equity	JNL/Mellon International Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.61%[2]	31.50%	8.50%	7.85%
Fixed Income	JNL/Mellon Bond Index Fund[3]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%[2]	6.67%	-0.95%	1.41%
U.S. Equity	JNL/Mellon U.S. Stock Market Index Fund
	(Mellon Investments Corporation)	0.61%	16.64%	12.68%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.65%	0.40%	5.45%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.65%	18.09%	12.62%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.67%	14.44%	7.63%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.66%	3.37%	4.18%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.65%	18.65%	10.13%	10.42%
U.S. Equity	JNL/MFS Equity Income Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.92%	15.31%	10.39%	N/A
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	6.01%	10.00%	9.52%
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.76%	6.23%	N/A	N/A
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.71%	13.40%	12.44%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.76%	12.95%	11.88%	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.95%	9.30%	3.00%	4.09%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.86%	18.97%	16.19%	13.21%
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.99%	11.07%	3.40%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.85%	8.37%	-0.31%	3.28%
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.68%	7.82%	1.24%	3.14%
Fixed Income	JNL/PPM America Emerging Markets Debt Fund
	(PPM America, Inc.)	0.93%[2]	N/A	N/A	N/A
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.76%	8.43%	4.27%	5.89%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.83%	7.20%	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.79%	6.75%	-0.26%	2.65%
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.67%	6.80%	9.19%	6.85%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%[2]	11.46%	9.00%	10.79%
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.97%[2]	14.63%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.83%[2]	15.26%	9.19%	14.06%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.95%[2]	3.14%	3.52%	9.54%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.72%[2]	5.44%	1.91%	2.12%
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.85%[2]	12.00%	10.54%	10.56%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	11.75%	3.80%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.69%	14.14%	5.56%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.68%	16.06%	7.18%	N/A
International/ Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	1.10%	21.41%	4.80%	10.63%
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.66%	7.39%	3.59%	4.88%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.71%	15.69%	8.90%	9.27%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.89%	16.72%	12.08%	N/A
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.79%	14.67%	10.91%	9.80%
Allocation	JNL/JPMorgan Managed Conservative Fund
	(J.P. Morgan Investment Management Inc.)	1.16%	9.28%	1.92%	3.83%
Allocation	JNL/JPMorgan Managed Moderate Fund
	(J.P. Morgan Investment Management Inc.)	1.13%	10.83%	3.48%	5.67%
Allocation	JNL/JPMorgan Managed Moderate Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.12%	12.26%	5.13%	7.50%
Allocation	JNL/JPMorgan Managed Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.13%	13.92%	6.76%	9.47%
Allocation	JNL/JPMorgan Managed Aggressive Growth Fund
	(J.P. Morgan Investment Management Inc.)	1.15%	14.72%	7.60%	10.35%
Allocation	JNL Conservative Allocation Fund
		1.23%	9.29%	2.57%	4.13%
Allocation	JNL Moderate Allocation Fund
		1.22%	10.75%	4.10%	5.68%
Allocation	JNL Moderate Growth Allocation Fund
		1.21%	12.62%	5.36%	7.22%
Allocation	JNL Growth Allocation Fund
		1.19%	14.81%	6.38%	8.47%
Allocation	JNL Aggressive Growth Allocation Fund
		1.16%	15.62%	7.24%	9.35%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
4	This Fund is no longer available for new allocations or transfers.

The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract Value.

Name	Term	Minimum Guaranteed Interest Rate
1-year Fixed Account Option	1 year	2.40%

BACK COVER PAGE

This Summary Prospectus incorporates by reference the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 27, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000210238
B-1